Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2021, 2022 and 2023 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2021	2022	2023	2021		2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits		Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥46,861	¥44,160	¥41,026	¥13,947	¥229	¥16,853	¥140	¥16,808		¥97
Interest cost on projected benefit obligation	11,091	11,995	14,356	14,295	793	11,233	494	20,573		1,002
Expected return on plan assets	(71,078)	(81,902)	(84,084)	(31,161)	(2,118)	(33,269)	(2,415)	(44,590)		(3,200)
Amortization of net actuarial loss (gain)	17,019	770	1,446	11,560	208	16,573	(64)	7,534		155
Amortization of prior service cost	(1,205)	(1,280)	(1,396)	(2,614)	(448)	(2,802)	(385)	(3,124)		(432)
Loss (gain) on settlements and curtailment	(4,605)	(5,820)	(4,860)	30	—	44	—	84,345	(1)	—
Net periodic benefit cost (income)	¥(1,917)	¥(32,077)	¥(33,512)	¥6,057	¥(1,336)	¥8,632	¥(2,230)	¥81,546		¥(2,378)

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.

Summary of Assumptions Used in Computation
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2021	2022	2023	2021		2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Weighted-average assumptions used:
Discount rates in determining expense	0.63%	0.71%	0.86%	2.94%	2.72%	2.19%	1.82%	2.51%	2.21%
Discount rates in determining benefit obligation	0.71	0.86	1.36	2.34	2.23	2.78	2.63	4.76	4.68
Rates of increase in future compensation level for determining expense	3.46	3.46	3.46	5.12	—	5.09	—	5.04	—
Rates of increase in future compensation level for determining benefit obligation	3.46	3.46	3.47	5.09	—	5.04	—	5.09	—
Expected rates of return on plan assets	2.93	2.89	2.93	6.19	7.00	5.91	7.00	4.86	5.50
Cash balance crediting rate for determining expense	2.46	2.46	2.46	2.39	—	1.62	—	1.94	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.46	1.62	—	1.94	—	3.72	—

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries
The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	MUAH		Other than MUAH
	2022(1)	2023	2022(1)	2023(1)
Initial trend rate	4.13%	—	6.50%	7.00%
Ultimate trend rate	3.77%	—	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2029	—	2029	2031

Note:
(1)Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2021 and 2022, respectively.
Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2022 and 2023:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022			2023
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits		Other benefits	Pension benefits		Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,753,483	¥1,692,105	¥580,953		¥31,354	¥619,739		¥30,791
Service cost	44,160	41,026	16,853		140	16,808		97
Interest cost	11,995	14,356	11,233		494	20,573		1,002
Plan participants’ contributions	—	—	—		433	—		689
Acquisitions/ Divestitures	(242)	(584)	(130)		—	(77,231)		(3,818)
Amendments	(1,054)	—	402		—	(1,250)		—
Actuarial loss (gain)	(28,814)	(113,554)	(24,611)	(1)	(2,269)	(98,693)	(1)	(5,329)
Benefits paid	(65,853)	(65,897)	(24,501)		(2,580)	(33,456)		(3,785)
Lump-sum payment	(21,570)	(20,179)	(3,591)		—	(4,476)		—
Translation adjustments and other	—	—	63,131		3,219	(247,171)	(2)	4,548
Benefit obligation at end of fiscal year	1,692,105	1,547,273	619,739		30,791	194,843		24,195
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,858,013	2,890,503	604,404		33,349	705,864		39,528
Actual return on plan assets	77,848	(76,526)	49,277		4,619	(126,085)		(6,722)
Employer contributions	20,487	26,734	4,627		(116)	1,277		(8,104)
Acquisitions/ Divestitures	8	(242)	—		—	(100,438)		(5,649)
Plan participants’ contributions	—	—	—		433	—		689
Benefits paid	(65,853)	(65,897)	(24,501)		(2,580)	(33,456)		(3,785)
Translation adjustments and other	—	—	72,057		3,823	(231,343)	(2)	6,240
Fair value of plan assets at end of fiscal year	2,890,503	2,774,572	705,864		39,528	215,819		22,197
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥1,216,703	¥1,245,150	¥153,861		¥12,104	¥89,109		¥1,110
Accrued benefit cost	(18,305)	(17,851)	(67,736)		(3,367)	(68,133)		(3,108)
Net amount recognized	¥1,198,398	¥1,227,299	¥86,125		¥8,737	¥20,976		¥(1,998)

Notes:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2022 and 2023 primarily result from changes in the discount rate.
(2)In connection with a pension buyout transaction, portions of the defined benefit pension plans of MUFG Bank’s overseas branches were transferred. The related obligations and assets were ¥327,203 million and ¥327,203 million, respectively.

Aggregated Accumulated Benefit Obligations
The aggregated accumulated benefit obligations of these plans at March 31, 2022 and 2023 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022	2023
	(in millions)
Aggregated accumulated benefit obligations	¥1,663,543	¥1,521,419	¥596,153	¥170,917

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2022 and 2023 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022	2023
	(in millions)
Projected benefit obligations	¥25,327	¥24,918	¥87,876	¥81,128
Accumulated benefit obligations	25,327	24,918	67,612	62,308
Fair value of plan assets	7,223	7,315	20,139	12,995

Amounts Recognized in Accumulated OCI
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2022 and 2023:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥(18,183)	¥32,257	¥47,093	¥(1,070)	¥21,347	¥2,729
Prior service cost	(2,845)	(1,449)	(3,742)	(1,650)	(1,747)	(1,375)
Gross amount recognized in Accumulated OCI	(21,028)	30,808	43,351	(2,720)	19,600	1,354
Taxes	(36,389)	(52,367)	(12,092)	616	(6,135)	(736)
Net amount recognized in Accumulated OCI	¥(57,417)	¥(21,559)	¥31,259	¥(2,104)	¥13,465	¥618

Amounts Recognized in OCI
The following table presents OCI for the fiscal years ended March 31, 2022 and 2023:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits		Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(24,790)	¥47,026	¥(40,559)	¥(4,471)	¥59,505		¥4,129
Prior service cost arising during the year	(1,053)	—	402	55	(597)		—
Losses (gains) due to amortization:
Net actuarial loss (gain)	(770)	(1,446)	(16,573)	64	(7,534)		(155)
Prior service cost	1,280	1,396	2,802	385	3,124		432
Curtailment and settlement	5,820	4,860	(44)	—	(84,345)	(1)	—
Foreign currency translation adjustments	—	—	6,683	(139)	6,096		(332)
Total changes in Accumulated OCI	¥(19,513)	¥51,836	¥(47,289)	¥(4,106)	¥(23,751)		¥4,074

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2023 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	34.2%	—%	—%
Japanese debt securities	27.6	—	—
Non-Japanese equity securities	13.8	16.3	30.0
Non-Japanese debt securities	18.1	64.8	64.0
Real estate	1.3	3.6	6.0
Short-term assets and other	5.0	15.3	—
Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2024	¥80,489	¥14,370	¥2,364
2025	79,347	10,311	2,252
2026	78,884	11,562	2,138
2027	77,514	13,474	2,014
2028	77,892	14,440	1,874
Thereafter (2029-2033)	372,835	97,390	7,868

Fair Value of Each Major Category of Plan Assets
The following table presents the fair value of each major category of plan assets as of March 31, 2022 and 2023:
Pension benefits and SIP Investments:

At March 31, 2022	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥140,538	¥—	¥—	¥140,538	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	68,887	5,385	—	74,272
Other debt securities	9,950	14,648	232	24,830	—	133,815	—	133,815
Japanese marketable equity securities	848,482	—	—	848,482	—	—	—	—
Non-Japanese marketable equity securities	87,983	176	—	88,159	34,659	556	—	35,215
Other investment funds	—	—	—	—	83,442	186,372	—	269,814	(2)
Japanese general account of life insurance companies(1)	—	209,482	—	209,482	—	—	—	—
Other investments	11,819	17,563	—	29,382	1,001	11,095	39,729	51,825
Total	¥1,098,772	¥241,869	¥232	¥1,340,873	¥187,989	¥337,223	¥39,729	¥564,941

At March 31, 2023	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥133,664	¥—	¥—	¥133,664	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	2,632	2,339	—	4,971
Other debt securities	2,793	6,251	40	9,084	—	15,749	—	15,749
Japanese marketable equity securities	809,371	—	—	809,371	—	—	—	—
Non-Japanese marketable equity securities	78,840	165	—	79,005	3	—	—	3
Other investment funds	—	—	—	—	38	59,023	—	59,061
Japanese general account of life insurance companies(1)	—	205,117	—	205,117	—	—	—	—
Other investments	19,644	4,677	—	24,321	2,937	1,869	25,362	30,168
Total	¥1,044,312	¥216,210	¥40	¥1,260,562	¥5,610	¥78,980	¥25,362	¥109,952

Notes:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.25% from April 1, 2021 to March 31, 2022 and 1.25% from April 1, 2022 to March 31, 2023.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥86,724 million and ¥146,169 million, respectively, which were held by MUFG Americas Holdings at December 31, 2021.

Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent)
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2022 and 2023:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2022		2023		2022		2023
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥104,793		¥71,753		¥—		¥—
Japanese debt securities	221,250		120,108		—		—
Non-Japanese marketable equity securities	219,018		186,555		—		—
Non-Japanese debt securities	249,274		332,691		—		—
Other	92,558		76,892		—		—
Total pooled funds	886,893		787,999		—		—
Other investment funds	662,737	(1)	726,011	(1)	140,923	(2)	105,867	(2)
Total	¥1,549,630		¥1,514,010		¥140,923		¥105,867

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥625,237 million and ¥15,417 million, respectively, at March 31, 2022 and ¥690,781 million and ¥12,351 million, respectively, at March 31, 2023.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥25,356 million, ¥80,349 million and ¥34,971 million, respectively, at March 31, 2022 and ¥12,136 million, ¥63,759 million and ¥29,756 million, respectively, at March 31, 2023.